Share capital - Disclosure of share capital (Details) - GBP (£) £ / shares in Units, £ in Thousands	Dec. 31, 2019	Dec. 24, 2019	Jan. 31, 2019		Jan. 31, 2018
Disclosure of classes of share capital [line items]
Alloted, called up and fully paid	£ 3,359		£ 1,604	[1]	£ 736	[1]
Ordinary shares
Disclosure of classes of share capital [line items]
Alloted, called up and fully paid	£ 3,359		£ 1,604
Number of shares issued and fully paid (in shares)	335,890,281		160,389,881		73,563,624
Par value per share (in GBP per share)	£ 0.01	£ 0.01	£ 0.01

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'